Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2019	Mar. 06, 2020
Document Document And Entity Information [Abstract]
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	ASPEN INSURANCE HOLDINGS LTD
Entity Central Index Key	0001267395
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		60,395,839